Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Central Index Key	0001505497
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	BRTX